SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2025
SHARE CAPITAL AND SHAREBASED PAYMENTS
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding, January 1, 2024	6,666,000	$1.27
Granted	2,500,000	$0.78
Exercised	(1,301,000)	$1.04
Cancelled / Forfeited	(190,000)	$1.26
Stock options outstanding, December 31, 2024	7,675,000	$1.15
Granted	2,547,000	$2.24
Exercised	(2,077,000)	$1.43
Stock options outstanding, June 30, 2025	8,145,000	$1.42
Stock options exercisable, June 30, 2025	5,598,000	$1.05

Schedule Of Stock Options Outstanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 4, 2025	$1.64	100,000	0.10	100,000	0.35
March 25, 2027	$1.20	1,775,000	1.73	1,775,000	1.73
March 29, 2028	$1.12	1,770,000	2.75	1,770,000	2.75
July 10, 2028	$1.12	150,000	3.03	150,000	3.03
March 25, 2029	$0.78	1,803,000	3.74	1,803,000	3.74
April 9, 2030	$2.11	2,397,000	4.78	-	4.78
May 27, 2030	$4.38	150,000	4.91	-	4.91
		8,145,000	3.36	5,598,000	2.71

Schedule of fair value of stock options and Black-Scholes model
	June 30, 2025	December 31, 2024
Weighted average assumptions:
Risk-free interest rate	2.80%	3.51%
Expected dividend yield	0%	0%
Expected life (years)	5	5
Expected stock price volatility	60.28%	60.73%
Expected forfeiture rate	13%	15%
Weighted average fair value	C$1.06	C$0.43

Schedule Of Restricted Share Units Outstanding
	Underlying Shares	Weighted Average Price (C$)
RSUs outstanding, January 1, 2024	2,994,709	$1.03
Granted	1,881,000	$1.02
Exercised	(1,197,709)	$1.15
Cancelled / Forfeited	(137,132)	$1.08
RSUs outstanding, December 31, 2024	3,540,868	$1.08
Granted	1,547,715	$2.50
Exercised	(1,308,296)	$1.10
Cancelled / Forfeited	(443,572)	$1.11
RSUs outstanding, June 30, 2025	3,336,715	$1.72

Schedule of summarizes information about Restricted Share Units
Issuance Date	Price (C$)	Number of RSUs Outstanding
March 29, 2023	$1.12	560,000
July 10, 2023	$0.94	25,000
April 1, 2024	$1.02	1,204,000
April 9, 2025	$2.41	1,476,000
May 27, 2025	$4.38	71,715
		3,336,715

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Net income for the period	$2,864	$1,240	$8,481	$1,839
Basic weighted average number of shares outstanding	144,108,234	133,622,131	142,194,583	131,834,975
Effect of dilutive share options, warrants, and RSUs (‘000)	10,026,250	5,326,470	9,706,798	5,372,565
Diluted weighted average number of shares outstanding	154,134,484	138,948,601	151,901,381	137,207,540
Basic income per share	$0.02	$0.01	$0.06	$0.01
Diluted income per share	$0.02	$0.01	$0.06	$0.01